UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  1391 Main Street
          Springfield, MA  01103

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Maureen Marsella
Title:    Chief Compliance Officer
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ Maureen Marsella, Springfield, MA, February 11, 2005

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     -0-

Form 13F Information Table Entry Total: 30
Form 13F Information Table Value Total: $460,643


List of Other Included Managers:

None

FORM 13F INFORMATION TABLE

                                   TITLE              VALUE     SHARES  SH/  PUT/  INVSTMT OTH  VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS CUSIP     (X$1000)  PRN/AMT  PRN  CALL  DSCRETN MGRS SOLE SHARED NONE

AmerisourceBergen Corp               COM   03073E105   8203     139800   SH         SOLE        16300       123500
AMLI Residential Pptys Trust         COM   001735109   5518     172450   SH         SOLE        18500       153950
Berkshire Hathaway Inc Del Cl B      COM   084670207  44971      15317   SH         SOLE         1632        13685
Cathay General Bancorp               COM   149150104  11551     308018   SH         SOLE        38000       270018
Cendant Corp                         COM   151313103  48218    2062350   SH         SOLE       211100      1851250
Center Financial Corp                COM   15146E102    269      13460   SH         SOLE            0        13460
Chubb Corp                           COM   171232101  17378     225987   SH         SOLE        23925       202062
The Coca-Cola Co        	     COM   191216100  16334     392275   SH         SOLE        36000       356275
CVS Corp      		             COM   126650100  11486     254840   SH         SOLE        29300       225540
Devon Energy Corp New                COM   25179M103  15048     386630   SH         SOLE        49800       336830
Federal Home Ln Mtg Corp             COM   313400301  25636     347846   SH         SOLE        38150       309696
Fifth Third Bancorp                  COM   316773100  14845     313850   SH         SOLE        33800       280050
Greater Bay Bancorp                  COM   391648102  11396     408750   SH         SOLE        53350       355400
International Speedway Corp Cl A     COM   460335201  10481     198503   SH         SOLE        24210       174293
Johnson & Johnson                    COM   478160104  16207     255550   SH         SOLE        31600       223950
Mattel, Inc                          COM   577081102  14541     746100   SH         SOLE        81000       665100
Medco Health Solutions, Inc          COM   58405U102  15985     384250   SH         SOLE        41650       342600
Mercury General Corp New             COM   589400100  28788     480434   SH         SOLE        49250       431184
Mestek Inc                           COM   590829107   9308     516522   SH         SOLE        55300       461222
Moneygram International Inc    	     COM   60935Y109  20341     962225   SH         SOLE       119800       842425
Pfizer Inc                           COM   717081103   8953     332955   SH         SOLE        33400       299555
Post Pptys Inc                       COM   737464107  15679     449250   SH         SOLE        46450       402800
Progressive Corp Ohio                COM   743315103  10483     123560   SH         SOLE        16100       107460
Safeco Corp                          COM   786429100   3799      72715   SH         SOLE        10900        61815
Summit Pptys Inc                     COM   866239106    501      15400   SH         SOLE            0        15400
Sun Communities Inc                  COM   866674104  14205     352910   SH         SOLE        42700       310210
TJX Cos Inc New                      COM   872540109  16730     665750   SH         SOLE        63600       602150
Viad Corp                            COM   92552R406   5899     207060   SH         SOLE        22137       184923
Washington Post Co                   COM   939640108  24334      24754   SH         SOLE         3155        21599
Weight Watchers Intl Inc New         COM   948626106  13555     330050   SH         SOLE        31900       298150